Note 9 - Income Taxes - 10Q (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Taxes Paid	$ 0	$ 0	$ 0